Income Taxes (Deferred Income Taxes Liability) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Deferred Tax Assets, Property, Plant and Equipment	$ 226	$ 217
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits	72	91
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals	224	59
Deferred Tax Assets, Unrealized Currency Losses	36
Deferred Income Tax Assets, Non-capital and net capital losses carried forward	1,009	492
Deferred Income Tax Assets, Alternative minimum tax and foreign tax credits	208	205
Valuation Allowance	(12)	(12)
Deferred Tax Assets, Other	99	72
Deferred Income Tax Liabilities , Property, plant and equipment	(660)	(2,485)
Deferred Income Tax Liabilities , Risk management	(122)	(226)
Deferred Income Tax Liabilities , Unrealized foreign exchange gains		(48)
Deferred Income Tax Liabilities , Other	(23)	(26)
Deferred Tax Assets, Net of Liabilities	$ 1,057
Deferred Tax (Liabilities), Net of Assets		$ (1,661)